Property and equipment (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Jun. 30, 2025
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 2,530	$ 5,195	$ 9,467